Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments

	Successor		Predecessor
	December 31, 2018		December 31, 2017
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
(in thousands)
Cash and cash equivalents	$367,577	$367,577	$308,948	$308,948
2017 Senior Secured Notes	—	—	438,880	243,847
2018 Senior Secured Term Loan B	—	—	722,706	290,841
2020 Senior Secured Notes	—	—	750,000	307,500
First Lien Notes	747,400	714,953	—	—
Second Lien PIK Notes	291,935	285,548	—	—
Receivable from unconsolidated subsidiaries	204,790	205,790	—	—